Intangible Assets - Schedule of Gross Carrying Amount of Intangible Assets and Accumulated Amortization (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 26.9	$ 6.5
Accumulated amortization	(2.7)	(3.5)
Net carrying amount	24.2	3.0
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	24.5	5.4
Accumulated amortization	(2.4)	(2.8)
Net carrying amount	22.1	2.6
Non-compete Agreements
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	0.7	0.4
Accumulated amortization	(0.1)	(0.3)
Net carrying amount	0.6	0.1
Tradenames
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	1.7	0.7
Accumulated amortization	(0.2)	(0.4)
Net carrying amount	$ 1.5	$ 0.3